Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

4	RELATED PARTY TRANSACTIONS

The Company has received various cash advances from an affiliated Company. The advances are evidenced by promissory notes bearing interest at 5% per annum and are collateralized by substantially all of the assets of the Company. The notes require payments of interest only and are due and payable on December 15, 2015. As of December 31, 2014 and 2013 the amounts due are $0 and $540,500 respectively.